Provisions, income tax liabilities and other liabilities - Summary of Movements in Non-current Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 5,822	€ 6,430	€ 6,998
Changes in scope of consolidation	0	(200)	35
Increases in provisions	952	1,285	731
Provisions utilized	(408)	(528)	(459)
Reversals of unutilized provisions	(758)	(288)	(200)
Transfers	(572)	(274)	(425)
Net interest related to employee benefits, and unwinding of discount	120	64	53
Currency translation differences	(65)	113	145
Actuarial gains and losses on defined-benefit plans	171	(780)	(448)
Ending balance	5,262	5,822	6,430
Provisions for pensions and other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,039	2,947	3,276
Changes in scope of consolidation	0	(96)	(2)
Increases in provisions	141	193	247
Provisions utilized	(162)	(275)	(222)
Reversals of unutilized provisions	(21)	(66)	(13)
Transfers	(1)	10	(13)
Net interest related to employee benefits, and unwinding of discount	70	43	42
Currency translation differences	(23)	63	80
Actuarial gains and losses on defined-benefit plans	171	(780)	(448)
Ending balance	2,214	2,039	2,947
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	844	935	879
Changes in scope of consolidation	0	(28)	0
Increases in provisions	185	40	156
Provisions utilized	(107)	(119)	(122)
Reversals of unutilized provisions	(190)	(20)	(7)
Transfers	0	4	(3)
Net interest related to employee benefits, and unwinding of discount	3	4	2
Currency translation differences	(17)	28	30
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	718	844	935
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	761	524	868
Changes in scope of consolidation	0	0	0
Increases in provisions	315	521	67
Provisions utilized	(25)	(12)	(8)
Reversals of unutilized provisions	(159)	(11)	(35)
Transfers	(361)	(265)	(370)
Net interest related to employee benefits, and unwinding of discount	23	5	0
Currency translation differences	0	(1)	2
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	554	761	524
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,178	2,024	1,975
Changes in scope of consolidation	0	(76)	37
Increases in provisions	311	531	261
Provisions utilized	(114)	(122)	(107)
Reversals of unutilized provisions	(388)	(191)	(145)
Transfers	(210)	(23)	(39)
Net interest related to employee benefits, and unwinding of discount	24	12	9
Currency translation differences	(25)	23	33
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	€ 1,776	€ 2,178	€ 2,024